LOSS PER SHARE	6 Months Ended
Jun. 30, 2026
LOSS PER SHARE
LOSS PER SHARE

14.LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the six months ended June 30, 2026 and 2025, respectively:

	For the Six Months Ended
	June 30,
	2026	2025
Net Loss	$(19,221,741)	$(4,175,903)

Weighted average number of ordinary share outstanding
Basic and Diluted	4,924,542	1,534,487

Loss per share
Basic and Diluted	$(3.90)	$(2.72)

For the six months ended June 30, 2026 and 2025, the Company had no dilutive shares.